Business combinations - Acquisition of Jiangxi Xiangbo (Details)			6 Months Ended
	Sep. 27, 2021 CNY (¥)	Sep. 27, 2021 USD ($)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2022 USD ($)	Oct. 25, 2021
Business Acquisition [Line Items]
Number of acquisitions			2	2
Jiangxi Xiangbo
Business Acquisition [Line Items]
Percentage of equity interest acquired (in percent)						100.00%
Summary of allocation of the purchase price as of the date of acquisition
Net tangible assets (i)			¥ 75,528,400		$ 11,914,312
Goodwill			(5,528,400)		(872,084)
Total fair value of purchase price allocation	¥ 70,000,000	$ 11,000,000	70,000,000	$ 11,042,228
Forestry			¥ 75,500,000		$ 11,900,000